Average Annual Total Returns - Institutional - Vanguard Intermediate-Term Corporate Bond Index Fund	Institutional Shares 1 Year	Institutional Shares 5 Years	Institutional Shares 10 Years	Institutional Shares Return After Taxes on Distributions 1 Year	Institutional Shares Return After Taxes on Distributions 5 Years	Institutional Shares Return After Taxes on Distributions 10 Years	Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Bloomberg U.S. 5-10 Year Corporate Bond Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Bloomberg U.S. 5-10 Year Corporate Bond Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Bloomberg U.S. 5-10 Year Corporate Bond Index (reflects no deduction for fees, expenses, or taxes) 10 Years	Bloomberg U.S. Aggregate Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Bloomberg U.S. Aggregate Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Bloomberg U.S. Aggregate Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 10 Years
Total	9.29%	6.35%	5.72%	8.04%	4.90%	4.25%	5.49%	4.24%	3.81%	9.75%	6.57%	5.83%	7.75%	4.53%	3.89%